Accumulated retained earnings (Tables)	12 Months Ended
Dec. 31, 2022
Retained earnings [abstract]
Schedule of accumulated retained earnings and reserves of entities accounted for using the equity method
The detail of Accumulated retained earnings and Reserves of entities accounted for using the equity method is as follows:

EUR million
	2022	2021	2020
Restricted reserves	2,798	2,543	2,460
Legal reserveA	1,734	1,734	1,734
Own shares	737	755	672
Revaluation reserve Royal Decree-Law 7/1996	43	43	43
Reserve for retired capital	284	11	11
Unrestricted reserves	7,701	4,243	10,422
Voluntary reservesB	7,917	6,123	6,128
Consolidation reserves attributable to the Bank	(216)	(1,880)	4,294
Reserves of subsidiaries	49,196	47,438	47,601
Reserves of entities accounted for using the equity method	1,553	1,572	1,504
	61,248	55,796	61,987
A.The board of directors has proposed to the general shareholders' meeting the reclassification of the excess that the amount of the balance of the legal reserve account shows over the figure that is equivalent to 20% of the resulting share capital after the executed capital reductions, to be included in the voluntary reserves account.
B.In accordance with the commercial regulations in force in Spain.

Schedule of reserves of subsidiaries based on the companies' contribution to the Group
The detail, by company, of Reserves of subsidiaries, based on the companies’ contribution to the Group (considering the effect of consolidation adjustments) is as follows:

EUR million
	2022	2021	2020
Banco Santander (Brasil) S.A. (Consolidated Group)	14,663	14,325	14,067
Santander UK Group	8,358	8,558	8,447
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	5,437	4,753	4,230
Grupo Santander Holdings USA	4,324	4,913	4,793
Banco Santander - Chile	3,875	3,194	3,404
Santander Consumer Finance Group	3,858	3,502	4,186
Banco Santander Totta, S.A. (Consolidated Group)	3,297	2,940	2,960
Banco Santander Argentina S.A.	2,527	2,318	2,161
Santander Bank Polska S.A.	2,140	1,990	1,748
Santander Investment, S.A.	1,316	1,307	1,335
Santander Seguros y Reaseguros, Compañía Aseguradora, S.A.	1,050	869	695
Banco Santander International SA (former Banco Santander (Suisse) S.A)	310	277	247
Other companies and consolidation adjustments	(1,959)	(1,508)	(672)
	49,196	47,438	47,601
Of which, restricted	3,614	3,392	3,155